UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

     This Amendment (Check only one):   |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Anchorage Advisors, LLC
Address:     610 Broadway, 6th Floor
             New York, NY  10012


Form 13F File Number:  028-11711
                     ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Anthony L. Davis
Title:       Managing Member of Anchorage Advisors Management, LLC
Phone:       212-432-4600

Signature, Place and Date of Signing:


    /s/ Anthony L. Davis            New York, New York        May 15, 2009
------------------------------     --------------------       ------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                              ----------------------------------

Form 13F Information Table Entry Total:                       21
                                              ----------------------------------

Form 13F Information Table Value Total:                    $232,598
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                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None


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

                                                      ANCHORAGE ADVISORS, LLC
                                                              FORM 13F
                                                    Quarter Ended March 31, 2009

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                              CLASS                         VALUE   SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE              CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ASBURY AUTOMOTIVE GROUP INC       COM         043436104     305      70,700  SH         SOLE                    70,700
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BRISTOL MYERS SQUIBB CO           COM         110122108   8,768     400,000  SH   PUT   SOLE                   400,000
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ENER1 INC                       COM NEW       29267A203  31,671   6,125,855  SH         SOLE                 6,125,855
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FORD MTR CO DEL              COM PAR $0.01    345370860   5,260   2,000,000  SH         SOLE                 2,000,000
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FRONTEER DEV GROUP INC            COM         35903Q106  18,896   7,776,250  SH         SOLE                 7,776,250
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GATX CORP                         COM         361448103   2,124     105,000  SH   PUT   SOLE                   105,000
------------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC            COM         398905109   3,956     283,205  SH         SOLE                   283,205
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                    COM         406216101  12,617     815,600  SH   PUT   SOLE                   815,600
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HUNTSMAN CORP                     COM         447011107   5,876   1,877,200  SH         SOLE                 1,877,200
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INTL PAPER CO                     COM         460146103   4,576     650,000  SH         SOLE                   650,000
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LIVEPERSON INC                    COM         538146101   9,988   4,400,020  SH         SOLE                 4,400,020
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LODGENET INTERACTIVE CORP         COM         540211109   2,886   1,815,396  SH         SOLE                 1,815,396
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NRG ENERGY INC                  COM NEW       629377508  49,988   2,840,215  SH         SOLE                 2,840,215
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ORION ENERGY SYSTEMS INC          COM         686275108     705     159,809  SH         SOLE                   159,809
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RYDER SYS INC                     COM         783549108   2,718      96,000  SH   PUT   SOLE                    96,000
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SOLUTIA INC                     COM NEW       834376501   1,660     887,918  SH         SOLE                   887,918
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TEMPLE INLAND INC                 COM         879868107   2,819     525,000  SH         SOLE                   525,000
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UAL CORP                    DBCV 5.000% 2/0   902549AE4   2,659   6,150,000  PRN        SOLE                                   NONE
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UNITEDHEALTH GROUP INC            COM         91324P102   6,541     312,500  SH   CALL  SOLE                   312,500
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WELLPOINT INC                     COM         94973V107  15,955     420,200  SH   CALL  SOLE                   420,200
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WELLS FARGO & CO NEW        PERP PFD CNV A    949746804  42,630      89,000  SH         SOLE                    89,000
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